John Hancock Global Shareholder Yield Fund

Supplement dated 6-10-2009 to the current Prospectuses

In the “Fund summary” section under “Goal and strategy,” the first sentence of the third paragraph has been amended and restated as follows:

The subadviser’s goal is to produce an efficient portfolio on a risk/return basis with a dividend yield that exceeds the dividend yield of the MSCI World Index (net).

You should read this Supplement in conjunction with the Prospectus and retain it for your future reference.